INVESTMENTS IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Ownership percentage	15.00%
Equity Method Investment [Roll Forward]
At December 31, 2018	$ 1,658
Dividend received from associated companies	(150)
Share of income (loss)	178
At June 30, 2019	$ 1,686
United Freight Carriers LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%
Equity Method Investment [Roll Forward]
At December 31, 2018	$ 772
Dividend received from associated companies	(150)
Share of income (loss)	179
At June 30, 2019	$ 801
Seateam
Schedule of Equity Method Investments [Line Items]
Ownership percentage	22.19%	22.19%
Equity Method Investment [Roll Forward]
At December 31, 2018	$ 886
Dividend received from associated companies	0
Share of income (loss)	(1)
At June 30, 2019	$ 885
CCL
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.00%	25.00%
Equity Method Investment [Roll Forward]
At December 31, 2018	$ 0
Dividend received from associated companies	0
Share of income (loss)	0
At June 30, 2019	$ 0